DEBT (Details - Notes payable - financing agreements) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Notes payable, Principal	$ 129,914	$ 17,072	$ 41,976
Third Party - Insurance Note 1 [Member]
Short-Term Debt [Line Items]
Notes payable, Principal		$ 13,002	$ 39,968
Notes payable, Interest		8.00%	6.24%
Third Party - Insurance Note 2 [Member]
Short-Term Debt [Line Items]
Notes payable, Principal		$ 4,070	$ 2,008
Third Party - Insurance Note 3 [Member]
Short-Term Debt [Line Items]
Notes payable, Principal	$ 129,914